Inventories (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Inventories [Abstract]
Balance at beginning	R$ (4)	R$ (1,212)
Adjustment to recoverable value of agricultural products, net	(2,040)	883
Realization as cost of sales	1,773	325
Balance at ending	R$ (271)	R$ (4)